Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 62,135	$ 41,596	$ (111,804)
Profit attributable to non-controlling interests	(12,473)	(13,673)	(6,917)
Income tax	30,950	42,659	119,837
Share of profits/(losses) of associates	7,457	5,231	5,351
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	0	0	10,383
Financial expense, net	402,348	395,213	448,368
Depreciation, amortization, and impairment charges	310,755	362,697	310,960
Total segment Further Adjusted EBITDA	811,204	850,607	779,310
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	62,135	41,596	(111,804)
Profit attributable to non-controlling interests	12,473	13,673	6,917
Income tax	30,950	42,659	119,837
Share of profits/(losses) of associates	(7,457)	(5,231)	(5,351)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	0	0	10,383
Financial expense, net	402,348	395,213	448,368
Depreciation, amortization, and impairment charges	310,755	362,697	310,960
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 811,204	$ 850,607	$ 779,310